Annual Fund Operating Expenses - Xtrackers MSCI All World ex US High Dividend Yield Equity ETF - Xtrackers MSCI All World ex Us High Dividend Yield Equity ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.20%
Other Expenses	none
Total annual fund operating expenses	0.20%